Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s liabilities that are measured at fair value on December 31, 2022 and June 30, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$663,541	$—	$—	$663,541
	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$535,384	$—	$—	$535,384
The following table presents information about the Company’s liabilities that are measured at fair value on December 31, 2022 and January 14, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$663,541	$—	$—	$663,541
	January 14, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,084,187	$—	$—	$5,084,187

Schedule of Simulation Model for the Warrant Liability

The key inputs into the Monte Carlo simulation model for the warrant liability were as follows at initial measurement:

Input	December 31, 2022	June 30, 2023
Risk-free interest rate	4.70%	5.42%
Expected term (years)	1.10	0.88
Expected volatility	7.3%	5.6%
Exercise price	$11.50	$11.50
Fair value of common stock	$10.18	$10.47
The key inputs into the Monte Carlo simulation model for the warrant liability were as follows at initial measurement:
Input	December 31, 2022	January 14, 2022
Risk-free interest rate	4.70%	1.65%
Expected term (years)	1.10	6.13
Expected volatility	7.3%	10.1%
Exercise price	$11.50	$11.50
Fair value of common stock	$10.18	$9.69